Significant accounting policies (Table)	12 Months Ended
Dec. 31, 2019
Disclosure of summary of significant accounting policies explanatory [Abstract]
Disclosure Of Quantitative Information About Right Of Use Operating Lease Assets [Table Text Block]	The operating lease obligations as at December 31, 2018 are reconciled as follows to the recognized lease liabilities as at January 1, 2019:

Minimum lease payments under operating leases as of December 31, 2018	$462

Effect from discounting at the incremental borrowing rate as of January 1, 2019	(107)
Lease liabilities recognized as of January 1, 2019	$355